Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2014
Plant and building | Minimum
Property, Plant and Equipment
Estimated useful life	10 years
Plant and building | Maximum
Property, Plant and Equipment
Estimated useful life	24 years
Machinery and equipment | Minimum
Property, Plant and Equipment
Estimated useful life	8 years
Machinery and equipment | Maximum
Property, Plant and Equipment
Estimated useful life	10 years
Motor vehicles | Minimum
Property, Plant and Equipment
Estimated useful life	4 years
Motor vehicles | Maximum
Property, Plant and Equipment
Estimated useful life	5 years
Office equipment and furniture | Minimum
Property, Plant and Equipment
Estimated useful life	3 years
Office equipment and furniture | Maximum
Property, Plant and Equipment
Estimated useful life	5 years